GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2013
GEOGRAPHICAL INFORMATION
GEOGRAPHICAL INFORMATION

17) GEOGRAPHICAL INFORMATION

As at and for the year ended December 31, 2013 ($ thousands)	Canada	U.S.	Total

Oil and natural gas sales	$676,502	$675,970	$1,352,472
Plant, property and equipment	1,081,259	1,360,095	2,441,354
Goodwill	451,121	158,854	609,975

As at and for the year ended December 31, 2012 ($ thousands)	Canada	U.S.	Total

Oil and natural gas sales	$707,985	$445,349	$1,153,334
Plant, property and equipment	1,323,850	1,013,945	2,337,795
Goodwill	451,121	148,595	599,716